UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4264

Name of Fund: BlackRock California Insured Municipal Bond Fund of
              BlackRock California Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2006                   (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 83.1%   $   2,625  ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
                                Medical Center), 6% due 12/01/2029 (a)                                                    $   2,819
                     --------------------------------------------------------------------------------------------------------------
                         3,750  Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds
                                (Community Facility Number 1), Series A, 7% due 8/01/2019                                     3,843
                     --------------------------------------------------------------------------------------------------------------
                         3,600  Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien,
                                Series A, 5.25% due 10/01/2021 (g)                                                            3,792
                         2,000  Bakersfield, California, COP, Refunding (Convention Center Expansion Project), 5.875%
                                due 4/01/2007 (g)(h)                                                                          2,036
                     --------------------------------------------------------------------------------------------------------------
                         5,000  Banning, California, Utility Authority, Water Enterprise Revenue Refunding Bonds
                                (Improvement Projects), 5.25% due 11/01/2035 (d)                                              5,542
                     --------------------------------------------------------------------------------------------------------------
                         2,935  Bay Area Government Association, California, Tax Allocation Revenue Bonds (California
                                Redevelopment Agency Pool), Series A, 5.125% due 9/01/2025 (l)                                3,192
                     --------------------------------------------------------------------------------------------------------------
                           770  Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds
                                (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (e)                         780
                     --------------------------------------------------------------------------------------------------------------
                         2,665  Cajon Valley, California, Unified Elementary School District, GO (Election of 2000),
                                Series E, 5% due 8/01/2031 (e)                                                                2,883
                     --------------------------------------------------------------------------------------------------------------
                           320  California Educational Facilities Authority Revenue Bonds (University of the Pacific),
                                5.875% due 11/01/2020 (g)                                                                       347
                     --------------------------------------------------------------------------------------------------------------
                         3,000  California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), RIB,
                                Series 26, 7.22% due 6/01/2022 (e)(k)                                                         3,286
                     --------------------------------------------------------------------------------------------------------------
                         2,080  California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series
                                A, 6.25% due 8/15/2035                                                                        2,290
                     --------------------------------------------------------------------------------------------------------------
                         2,355  California Health Facilities Financing Authority, Revenue Refunding Bonds (Catholic
                                Healthcare West), Series A, 6% due 7/01/2017 (g)                                              2,407
                     --------------------------------------------------------------------------------------------------------------
                         3,000  California State Public Works Board, Lease Revenue Bonds (Various Community College
                                Projects), Series A, 5.625% due 3/01/2016 (a)                                                 3,065
                     --------------------------------------------------------------------------------------------------------------
                         5,000  California State, Various Purpose, GO, Refunding, 4.75% due 3/01/2035 (g)                     5,232
                     --------------------------------------------------------------------------------------------------------------
                         2,475  California Statewide Communities Development Authority, Health Facility Revenue Bonds
                                (Memorial Health Services), Series A, 6% due 10/01/2023                                       2,770
                     --------------------------------------------------------------------------------------------------------------
                         1,720  Capistrano, California, Unified School District, Community Facility District, Special
                                Tax Bonds (Number 05-1 Rancho Madrina), 5.15% due 9/01/2029                                   1,769
                     --------------------------------------------------------------------------------------------------------------
                         5,000  Chabot-Las Positas, California, Community College District, GO (Election of 2004),
                                Series B, 5% due 8/01/2031 (a)                                                                5,410
                     --------------------------------------------------------------------------------------------------------------
                         5,585  Contra Costa County, California, Public Financing Authority, Lease Revenue Refunding
                                Bonds (Various Capital Facilities), Series A, 5.35% due 8/01/2024 (g)                         5,781
                     --------------------------------------------------------------------------------------------------------------
                         2,065  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2010 (h)                   2,350
                     --------------------------------------------------------------------------------------------------------------
                         2,230  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2011 (h)                   2,625
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
GO       General Obligation Bonds
RIB      Residual Interest Bonds
RITR     Residual Interest Trust Receipts

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2006                   (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $   2,410  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2012 (h)               $   2,925
                     --------------------------------------------------------------------------------------------------------------
                         2,605  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2013 (h)                   3,253
                     --------------------------------------------------------------------------------------------------------------
                         2,810  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2014 (h)                   3,605
                     --------------------------------------------------------------------------------------------------------------
                         4,500  Corona, California, Department of Water and Power, COP, 5% due 9/01/2035 (g)                  4,809
                     --------------------------------------------------------------------------------------------------------------
                         1,250  Cucamonga, California, County Water District, COP, Refunding, 5.50% due 9/01/2024 (d)         1,357
                     --------------------------------------------------------------------------------------------------------------
                         4,805  Duarte, California, Unified School District, Capital Appreciation, GO (Election of 1998),
                                Series E, 4.96% due 11/01/2030 (e)(i)                                                         1,713
                     --------------------------------------------------------------------------------------------------------------
                         1,000  Elk Grove, California, East Franklin Community Number 1 Special Tax, Series A, 6% due
                                8/01/2007 (h)                                                                                 1,053
                     --------------------------------------------------------------------------------------------------------------
                         3,000  Etiwanda School District, California, Community Facilities District Number 8, Special
                                Tax, 6.25% due 9/01/2032                                                                      3,151
                     --------------------------------------------------------------------------------------------------------------
                         2,545  Eureka, California, Union School District, GO (Election of 2002), 5.18% due 8/01/2029
                                (g)(i)                                                                                          961
                     --------------------------------------------------------------------------------------------------------------
                         2,760  Eureka, California, Union School District, GO (Election of 2002), 5.26% due 8/01/2032
                                (g)(i)                                                                                          912
                     --------------------------------------------------------------------------------------------------------------
                         2,990  Eureka, California, Union School District, GO (Election of 2002), 5.27% due 8/01/2035
                                (g)(i)                                                                                          861
                     --------------------------------------------------------------------------------------------------------------
                         3,620  Fremont, California, GO (Election of 2002), Series B, 5% due 8/01/2029 (d)                    3,875
                     --------------------------------------------------------------------------------------------------------------
                         2,000  Glendale, California, Unified School District, GO, Series F, 5% due 9/01/2028 (g)             2,127
                     --------------------------------------------------------------------------------------------------------------
                         2,000  Hawthorne, California, School District, GO, Series A, 5.50% due 11/01/2008 (d)(h)             2,115
                     --------------------------------------------------------------------------------------------------------------
                         5,080  Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                                Facilities District Number 86-1), 5.50% due 11/01/2017 (a)                                    5,267
                     --------------------------------------------------------------------------------------------------------------
                         4,000  Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due
                                11/01/2031 (a)                                                                                4,396
                     --------------------------------------------------------------------------------------------------------------
                         6,000  Los Angeles, California, Department of Airports, Airport Revenue Refunding Bonds
                                (Ontario International Airport), AMT, Series A, 5% due 5/15/2026 (g)                          6,415
                     --------------------------------------------------------------------------------------------------------------
                         4,310  Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60% due 10/01/2018
                                (c)(g)                                                                                        5,206
                     --------------------------------------------------------------------------------------------------------------
                         4,000  Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 5% due
                                6/01/2032 (g)                                                                                 4,294
                     --------------------------------------------------------------------------------------------------------------
                         5,400  Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System), Series
                                A-A-1, 5.25% due 7/01/2020 (e)                                                                5,764
                     --------------------------------------------------------------------------------------------------------------
                         4,000  Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System), Series
                                A-A-2, 5.375% due 7/01/2021 (g)                                                               4,303
                     --------------------------------------------------------------------------------------------------------------
                         4,000  Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                                Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)              4,300
                     --------------------------------------------------------------------------------------------------------------
                         5,000  Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due 10/01/2029
                                (d)                                                                                           5,384
                     --------------------------------------------------------------------------------------------------------------
                         2,500  Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due 10/01/2030
                                (d)                                                                                           2,692
                     --------------------------------------------------------------------------------------------------------------
                         4,275  Los Gatos, California, Unified School District, GO (Election of 2001), Series C, 5% due
                                8/01/2030 (d)                                                                                 4,598
                     --------------------------------------------------------------------------------------------------------------
                         2,000  Los Rios, California, Community College District, GO (Election of 2002), Series B, 5%
                                due 8/01/2027 (g)                                                                             2,141
                     --------------------------------------------------------------------------------------------------------------
                         2,220  Madera, California, Unified School District, GO (Election 2002), 5% due 8/01/2028 (e)         2,346
                     --------------------------------------------------------------------------------------------------------------
                         5,500  Murrieta Valley, California, Unified School District, Public Financing Authority,
                                Special Tax Revenue Bonds, Series A, 5.125% due 9/01/2026 (b)                                 6,019
                     --------------------------------------------------------------------------------------------------------------
                         1,000  North Natomas Community Facilities District Number 4, California, Special Tax Bonds,
                                Series D, 5% due 9/01/2033                                                                    1,017
                     --------------------------------------------------------------------------------------------------------------
                         2,605  Oakland, California, Alameda County Unified School District, GO (Election of 2006),
                                4.30% due 8/01/2026 (e)                                                                       2,625
                     --------------------------------------------------------------------------------------------------------------
                         3,565  Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2028 (e)                      3,802
                     --------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2006                   (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $   3,000  Orange County, California, Community Facilities District, Special Tax Bonds (Number 04-1
                                Ladera Ranch), Series A, 5.15% due 8/15/2029                                              $   3,085
                     --------------------------------------------------------------------------------------------------------------
                         2,000  Orange County, California, Sanitation District, COP, 5.25% due 2/01/2028 (d)                  2,155
                     --------------------------------------------------------------------------------------------------------------
                         1,025  Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds
                                (Project Area Number 1), 5.45% due 4/01/2018 (g)                                              1,051
                         1,500  Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention
                                Center Project), Series A, 5.50% due 11/01/2029 (g)                                           1,687
                     --------------------------------------------------------------------------------------------------------------
                         4,305  Panama-Buena Vista Unified School District, California, COP (School Construction
                                Project), 5% due 9/01/2036 (g)                                                                4,621
                     --------------------------------------------------------------------------------------------------------------
                         5,485  Peralta, California, Community College District, GO (Election of 2000), Series C, 5%
                                due 8/01/2029 (g)                                                                             5,872
                     --------------------------------------------------------------------------------------------------------------
                         1,000  Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.60% due
                                11/01/2019 (g)                                                                                1,038
                     --------------------------------------------------------------------------------------------------------------
                         5,778  Port of Oakland, California, RITR, AMT, Class R, Series 5, 7.593% due 11/01/2012 (d)(k)       6,530
                     --------------------------------------------------------------------------------------------------------------
                         4,295  Riverside, California, Unified School District, GO (Election of 2001), Series B, 5% due
                                8/01/2030 (g)                                                                                 4,650
                     --------------------------------------------------------------------------------------------------------------
                         1,750  Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding
                                Bonds (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (g)                  1,957
                     --------------------------------------------------------------------------------------------------------------
                           285  Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                                (Redevelopment Projects), 5.75% due 12/01/2022 (a)                                              307
                     --------------------------------------------------------------------------------------------------------------
                         8,000  Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                                Series L, 5.125% due 7/01/2022 (g)                                                            8,220
                     --------------------------------------------------------------------------------------------------------------
                         3,400  Sacramento, California, Unified School District, GO (Election of 2002), 5% due 7/01/2027
                                (g)                                                                                           3,653
                     --------------------------------------------------------------------------------------------------------------
                         1,820  Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)              1,944
                     --------------------------------------------------------------------------------------------------------------
                         3,500  Saddleback Valley, California, Unified School District, Public Financing Authority,
                                Special Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (e)                        3,541
                     --------------------------------------------------------------------------------------------------------------
                         2,000  San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (g)                      2,023
                     --------------------------------------------------------------------------------------------------------------
                         4,000  San Bernardino County, California, COP, Refunding (Medical Center Financing Project),
                                5.50% due 8/01/2019 (g)                                                                       4,006
                     --------------------------------------------------------------------------------------------------------------
                        10,000  San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net
                                System Revenue Bonds, 5% due 8/01/2021 (d)                                                   10,315
                     --------------------------------------------------------------------------------------------------------------
                         4,450  San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                                Series A, 5.25% due 5/15/2027 (d)                                                             4,524
                     --------------------------------------------------------------------------------------------------------------
                         6,175  San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                                Series B, 5.25% due 5/15/2027 (d)                                                             6,278
                     --------------------------------------------------------------------------------------------------------------
                         7,350  San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                                due 5/01/2030 (e)                                                                             7,855
                     --------------------------------------------------------------------------------------------------------------
                         4,000  San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                                due 5/01/2031 (e)                                                                             4,272
                     --------------------------------------------------------------------------------------------------------------
                         1,325  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding
                                Bonds, 5.125% due 7/01/2036 (a)                                                               1,395
                     --------------------------------------------------------------------------------------------------------------
                         6,270  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding
                                Bonds, Series A, 5% due 7/01/2030 (g)                                                         6,741
                     --------------------------------------------------------------------------------------------------------------
                         1,250  San Francisco, California, City and County Airport Commission, International Airport,
                                Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10%
                                due 1/01/2020 (e)                                                                             1,307
                     --------------------------------------------------------------------------------------------------------------
                         5,790  San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue
                                Refunding Bonds, Series A, 5.375% due 1/15/2029 (g)                                           5,917
                     --------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2006                   (in Thousands)

                          Face
                        Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $   1,420  San Jose-Evergreen, California, Community College District, GO, Series B, 5.50% due
                                9/01/2021 (d)                                                                             $   1,513
                     --------------------------------------------------------------------------------------------------------------
                         3,740  San Juan, California, Unified School District, GO, 5.625% due 8/01/2017 (d)                   4,040
                     --------------------------------------------------------------------------------------------------------------
                         3,000  San Juan, California, Unified School District, GO, 5.70% due 8/01/2019 (e)                    3,217
                     --------------------------------------------------------------------------------------------------------------
                         4,345  San Juan, California, Unified School District, GO, 5.625% due 8/01/2020 (d)                   4,691
                     --------------------------------------------------------------------------------------------------------------
                         3,500  San Juan, California, Unified School District, GO (Election of 2002), 5% due 8/01/2028
                                (g)                                                                                           3,720
                     --------------------------------------------------------------------------------------------------------------
                         2,240  San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding Bonds
                                (Capital Projects), Series A, 5.125% due 7/15/2028 (e)                                        2,309
                     --------------------------------------------------------------------------------------------------------------
                         1,650  Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                Facilities District Number 99), Series 1, 6.20% due 9/01/2020                                 1,769
                     --------------------------------------------------------------------------------------------------------------
                         4,000  Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                                Recovery Redevelopment Project), 6% due 7/01/2009 (a)(h)                                      4,293
                     --------------------------------------------------------------------------------------------------------------
                         1,000  Santa Rosa, California, High School District, GO, 5.70% due 5/01/2021 (e)                     1,039
                     --------------------------------------------------------------------------------------------------------------
                         1,000  Santa Rosa, California, High School District, GO (Election of 2002), 5% due 8/01/2028
                                (g)                                                                                           1,063
                     --------------------------------------------------------------------------------------------------------------
                         6,700  Sonoma County, California, Junior College District, GO (Election of 2002), Refunding,
                                Series B, 5% due 8/01/2028 (e)                                                                7,202
                     --------------------------------------------------------------------------------------------------------------
                         4,865  South Tahoe, California, Joint Powers Financing Authority, Lease Revenue Refunding
                                Bonds, 5.125% due 10/01/2025 (g)                                                              5,339
                     --------------------------------------------------------------------------------------------------------------
                         1,400  Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System
                                Capital Improvement Projects), Series A, 5% due 10/01/2031 (g)                                1,507
                     --------------------------------------------------------------------------------------------------------------
                         4,600  Tamalpais, California, Union High School District, GO (Election of 2006), 5% due
                                8/01/2029 (g)                                                                                 4,981
                     --------------------------------------------------------------------------------------------------------------
                         1,255  Temecula Valley, California, Unified School District, Community Facilities District
                                Number 02-1, Special Tax Bonds, 5.125% due 9/01/2030                                          1,281
                     --------------------------------------------------------------------------------------------------------------
                         1,905  Temecula Valley, California, Unified School District, Community Facilities District
                                Number 02-1, Special Tax Bonds, 5.125% due 9/01/2035                                          1,944
                     --------------------------------------------------------------------------------------------------------------
                         1,650  Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5% due
                                9/15/2026 (d)                                                                                 1,755
                     --------------------------------------------------------------------------------------------------------------
                         5,500  University of California, Hospital Revenue Refunding Bonds (UCLA Medical Center),
                                Series B, 5.50% due 5/15/2021 (a)                                                             6,125
                     --------------------------------------------------------------------------------------------------------------
                        10,000  University of California, Revenue Refunding Bonds, Series F, 4.75% due 5/15/2024 (e)         10,473
                     --------------------------------------------------------------------------------------------------------------
                         4,215  Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025 (e)             4,522
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.7%       6,610  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (g)          7,075
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds  (Cost - $330,562) - 84.8%                                            350,307
-----------------------------------------------------------------------------------------------------------------------------------

                                Municipal Bonds Held in Trust (m)
-----------------------------------------------------------------------------------------------------------------------------------
California - 19.5%       8,000  Anaheim, California, Public Financing Authority, Tax Allocation Revenue Bonds, due
                                12/28/2018 (g)                                                                                8,386
                     --------------------------------------------------------------------------------------------------------------
                        24,000  California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                Series A, 5.50% due 6/01/2022 (c)(e)                                                         25,145
                     --------------------------------------------------------------------------------------------------------------
                         6,000  La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,
                                5.125%, due 9/1/2034 (a)                                                                      6,467
                     --------------------------------------------------------------------------------------------------------------
                         8,000  Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (g)          8,506
                     --------------------------------------------------------------------------------------------------------------
                         2,540  Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds
                                (Project Area Number 2), Series A, 5.125% due 8/01/2036 (a)                                   2,769
                     --------------------------------------------------------------------------------------------------------------
                         5,035  Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.875% due 11/01/2017 (d)          5,363
                     --------------------------------------------------------------------------------------------------------------
                        12,710  Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due
                                11/01/2027 (d)                                                                               13,713
                     --------------------------------------------------------------------------------------------------------------
                        10,000  San Diego, California, Certificates of Undivided Interest Revenue Bonds (Water Utility
                                Fund), 5.20% due 8/01/2024 (d)                                                               10,335
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds Held in Trust (Cost - $78,720) - 19.5%                                 80,684
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2006                   (in Thousands)

                        Shares
                          Held  Mutual Funds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                            69  BlackRock California Insured Municipal 2008 Term Trust, Inc. (f)                          $   1,048
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Mutual Funds (Cost - $1,156) - 0.3%                                                     1,048
-----------------------------------------------------------------------------------------------------------------------------------

                                Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                         5,774  CMA California Municipal Money Fund, 2.99% (f)(j)                                             5,774
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Short-Term Securities (Cost - $5,774) - 1.4%                                            5,774
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $416,212*) - 106.0%                                               437,813

                                Other Assets Less Liabilities - 3.3%                                                         13,652

                                Liabilities for Trust Certificates, Including Interest Expense Payable - (9.3%)             (38,323)
                                                                                                                          ---------
                                Net Assets - 100.0%                                                                       $ 413,142
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments, as of November 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 378,792
                                                                      =========
      Gross unrealized appreciation                                   $  20,986
      Gross unrealized depreciation                                        (108)
                                                                      ---------
      Net unrealized appreciation                                     $  20,878
                                                                      =========

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------
                                                                              Net            Dividend
      Affiliate                                                            Activity           Income
      -----------------------------------------------------------------------------------------------
      BlackRock California Insured Municipal 2008 Term Trust, Inc.             --            $     13
      CMA California Municipal Money Fund                                    (477)           $     39
      -----------------------------------------------------------------------------------------------

(g)   MBIA Insured.
(h)   Prerefunded.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j)   Represents the current yield as of November 30, 2006.
(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(l)   XL Capital Insured.
(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in Item 1 of this filing. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting

       Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: January 23, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: January 23, 2007